Concentrations and Credit Risks (Details)	12 Months Ended
	Dec. 31, 2018 item customer	Dec. 31, 2017 item customer
Product Concentration Risk [Member]
Concentrations and Credit Risk
Number of products | item	1	1
Purchases | Supplier concentration risk
Concentrations and Credit Risk
Concentration risk (as a percent)		91.00%
Number of suppliers | item	4	3
Purchases | Supplier concentration risk | Minimum
Concentrations and Credit Risk
Concentration risk (as a percent)	96.00%
Product Revenue | Gross Sales | Customer concentration risk
Concentrations and Credit Risk
Number of customers | customer	3	3
Concentration risk (as a percent)	96.00%	92.00%
Product Revenue | Gross Sales | Customer concentration risk | Amerisource Bergen
Concentrations and Credit Risk
Concentration risk (as a percent)	7.00%	23.00%
Product Revenue | Gross Sales | Customer concentration risk | Cardinal Health
Concentrations and Credit Risk
Concentration risk (as a percent)	55.00%	37.00%
Product Revenue | Gross Sales | Customer concentration risk | McKesson
Concentrations and Credit Risk
Concentration risk (as a percent)	34.00%	32.00%
Product Revenue | Gross Sales | Product Concentration Risk [Member]
Concentrations and Credit Risk
Concentration risk (as a percent)	66.00%	15.00%
Product Revenue | Gross Accounts Receivable | Credit concentration risk
Concentrations and Credit Risk
Number of customers | customer	3	3
Concentration risk (as a percent)	96.00%	93.00%
Product Revenue | Gross Accounts Receivable | Credit concentration risk | Amerisource Bergen
Concentrations and Credit Risk
Concentration risk (as a percent)	6.00%	7.00%
Product Revenue | Gross Accounts Receivable | Credit concentration risk | Cardinal Health
Concentrations and Credit Risk
Concentration risk (as a percent)	61.00%	57.00%
Product Revenue | Gross Accounts Receivable | Credit concentration risk | McKesson
Concentrations and Credit Risk
Concentration risk (as a percent)	29.00%	29.00%
Royalty Revenue | Gross Sales | Customer concentration risk
Concentrations and Credit Risk
Concentration risk (as a percent)	67.00%	89.00%
Royalty Revenue | Gross Sales | Customer concentration risk | Customer 4 [Member]
Concentrations and Credit Risk
Concentration risk (as a percent)	36.00%	54.00%
Royalty Revenue | Gross Sales | Customer concentration risk | Customer 5 [Member]
Concentrations and Credit Risk
Concentration risk (as a percent)	31.00%	14.00%
Royalty Revenue | Gross Sales | Customer concentration risk | Customer 6 [Member]
Concentrations and Credit Risk
Concentration risk (as a percent)		21.00%
Royalty Revenue | Gross Accounts Receivable | Credit concentration risk
Concentrations and Credit Risk
Concentration risk (as a percent)	73.00%
Royalty Revenue | Gross Accounts Receivable | Credit concentration risk | Customer 4 [Member]
Concentrations and Credit Risk
Concentration risk (as a percent)	43.00%
Royalty Revenue | Gross Accounts Receivable | Credit concentration risk | Customer 5 [Member]
Concentrations and Credit Risk
Concentration risk (as a percent)	30.00%